SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Foreign exchange transactions
Balance sheet items, except for equity accounts, as of	0.1594	0.1453	0.1551
Amounts included in the statements of operations and cash flows for the years ended	0.1509	0.1487	0.1581